Shareholder Report		6 Months Ended	12 Months Ended
		May 31, 2026 USD ($) Holding	Nov. 30, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Wellington Fund
Entity Central Index Key		0000105563
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000198465
Shareholder Report [Line Items]
Fund Name		U.S. Minimum Volatility ETF
Class Name		ETF Shares
Trading Symbol		VFMV
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard U.S. Minimum Volatility ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[1]	0.13%
Material Change Date			Nov. 30, 2025
AssetsNet		$ 426,000,000
Holdings Count | Holding		188
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$426
Number of Portfolio Holdings	188
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Consumer Discretionary	11.7%
Consumer Staples	7.5%
Energy	6.0%
Financials	8.0%
Health Care	8.8%
Industrials	6.8%
Real Estate	6.1%
Technology	30.1%
Telecommunications	6.9%
Utilities	7.8%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198466
Shareholder Report [Line Items]
Fund Name		U.S. Momentum Factor ETF
Class Name		ETF Shares
Trading Symbol		VFMO
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard U.S. Momentum Factor ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[2]	0.13%
Material Change Date			Nov. 30, 2025
AssetsNet		$ 1,718,000,000
Holdings Count | Holding		713
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,718
Number of Portfolio Holdings	713
Portfolio Turnover Rate	41%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Basic Materials	6.2%
Consumer Discretionary	7.9%
Consumer Staples	2.3%
Energy	14.4%
Financials	5.0%
Health Care	18.5%
Industrials	20.3%
Technology	22.0%
Telecommunications	3.1%
Utilities	0.0%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198467
Shareholder Report [Line Items]
Fund Name		U.S. Multifactor Fund
Class Name		Admiral™ Shares
Trading Symbol		VFMFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent	[3]	0.18%
Material Change Date			Nov. 30, 2025
AssetsNet		$ 278,000,000
Holdings Count | Holding		588
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$278
Number of Portfolio Holdings	588
Portfolio Turnover Rate	43%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Basic Materials	3.2%
Consumer Discretionary	16.7%
Consumer Staples	6.0%
Energy	10.4%
Financials	24.8%
Health Care	13.0%
Industrials	11.5%
Real Estate	0.2%
Technology	11.9%
Telecommunications	3.0%
Other Assets and Liabilities—Net	(0.7%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198469
Shareholder Report [Line Items]
Fund Name		U.S. Quality Factor ETF
Class Name		ETF Shares
Trading Symbol		VFQY
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard U.S. Quality Factor ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[4]	0.13%
Material Change Date			Nov. 30, 2025
AssetsNet		$ 463,000,000
Holdings Count | Holding		447
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$463
Number of Portfolio Holdings	447
Portfolio Turnover Rate	20%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Basic Materials	2.6%
Consumer Discretionary	19.5%
Consumer Staples	4.0%
Energy	2.2%
Financials	15.3%
Health Care	9.1%
Industrials	23.0%
Technology	22.0%
Telecommunications	2.0%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198470
Shareholder Report [Line Items]
Fund Name		U.S. Value Factor ETF
Class Name		ETF Shares
Trading Symbol		VFVA
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard U.S. Value Factor ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[5]	0.13%
Material Change Date			Nov. 30, 2025
AssetsNet		$ 826,000,000
Holdings Count | Holding		652
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$826
Number of Portfolio Holdings	652
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Basic Materials	2.4%
Consumer Discretionary	18.4%
Consumer Staples	6.6%
Energy	7.5%
Financials	23.4%
Health Care	14.7%
Industrials	10.7%
Real Estate	0.3%
Technology	12.5%
Telecommunications	3.1%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198481
Shareholder Report [Line Items]
Fund Name		U.S. Multifactor ETF
Class Name		ETF Shares
Trading Symbol		VFMF
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent	[6]	0.18%
Material Change Date			Nov. 30, 2025
AssetsNet		$ 643,000,000
Holdings Count | Holding		616
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$643
Number of Portfolio Holdings	616
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of May 31, 2026)

Table Summary
Basic Materials	3.2%
Consumer Discretionary	16.9%
Consumer Staples	5.8%
Energy	10.2%
Financials	23.3%
Health Care	13.8%
Industrials	11.6%
Real Estate	0.2%
Technology	11.8%
Telecommunications	3.0%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000241270
Shareholder Report [Line Items]
Fund Name		Short-Term Tax-Exempt Bond ETF
Class Name		ETF Shares
Trading Symbol		VTES
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Short-Term Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[7]	0.05%
Material Change Date			Nov. 30, 2025
AssetsNet		$ 1,996,000,000
Holdings Count | Holding		3,288
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,996
Number of Portfolio Holdings	3,288
Portfolio Turnover Rate	6%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	14.1%
1 to 3 Years	28.6%
3 to 5 Years	28.6%
5 to 10 Years	27.3%
10 to 20 Years	0.2%
20 to 30 Years	0.0%
Other Assets and Liabilities—Net	1.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.